N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus:
Document Type	N-4
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index (shown in the table above), subject to a Cap and Floor unique to each Risk Control Account. For each Risk Control
Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the
Contract Year.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Floors may provide protection by limiting the amount of negative Index interest credited to you for negative Index performance,
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Floor is the maximum amount of negative Index interest we will credit you each Contract
Year. The Floor will not change during the life of your Contract. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the
reference Index performance is -25% and the Floor is -10%, we will credit -10% in Index interest at the end of the Contract Year, meaning your Risk Control Account Value will decrease by 10%
due to negative Index performance. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth Account has a Floor of -10%, which means that negative Index performance could reduce your Risk
Control Account Value by up to 10% each year. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth
Account. There is a risk of loss of principal and previously credited interest with the
Growth Account of up to 10% (with a Floor of -10%) each Contract Year due to negative
Index performance. The Floor does not limit losses from the Contract Fee, the GLWB Rider
Fee, Surrender Charge, Market Value Adjustment, or taxes.

Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	During the life of your Contract, an Allocation
Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and
Growth Account option available for each Risk Control Account that is available to you.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Otherwise, we
may add, change, or discontinue Allocation Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract
Value.

Index-Linked Option Overview, Limits Positive Return [Text Block]	but the Caps may limit the amount of interest you can earn from positive Index performance.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap is the maximum amount of positive Index interest we will credit you at the end of a
Contract Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the reference Index performance is 12% and the Cap is
4%, we will credit 4% in Index interest at the end of the Contract Year, meaning your Risk Control
Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Account, the Cap declared for the Growth Account will be higher than the Cap declared for the Secure Account for the same period and reference Index, which allows the potential for greater increases to your Risk Control
Account Value allocated to a Growth Account. The initial Cap is available at least two weeks in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. We declare new Caps for each Contract Year, which we guarantee for the next Contract Year. We will notify you of the Caps for the upcoming Contract
Year at least two weeks prior to the Contract Anniversary. The minimum Cap is 1%. With the Cap, you may receive only a portion of any positive Index performance.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment, regardless of the Allocation Option to which you allocated Contract Value.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Withdrawals and surrenders may
also be subject to a Surrender Charge. Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10% additional tax if taken before the Owner is age 59½.

Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]	KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index returns; however, in exchange for accepting a Cap
on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Other Amount) Maximum [Percent]	9.00%
Surrender Charge Example Maximum [Dollars]	$ 8,100
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	90.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value per year ($90,000 of a $100,000 investment).
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 90,000
Transaction Charges [Text Block]	No.
Key Information, Transactions Subject to Contract Adjustment [Text Block]	If you surrender your Contract or take an Excess Withdrawal on any day other than every sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.

Ongoing Fees and Expenses [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index returns; however, in exchange for accepting a Cap
on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.75%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.75%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap limits your participation in Index gains, which is not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means your returns may be lower than the Index returns;
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	however, in exchange for accepting a Cap on Index gains, you receive some protection from Index losses through the Floor.
Investment Options Footnotes [Text Block]	As a percentage of the GLWB Benefit Base.
Lowest and Highest Annual Cost [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index returns; however, in exchange for accepting a Cap
on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Lowest Annual Cost [Dollars]	$ 913
Highest Annual Cost [Dollars]	$ 1,561
Lowest Annual Cost Footnotes [Text Block]	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals
Risks [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index returns; however, in exchange for accepting a Cap
on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Investment Restrictions [Text Block]
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.

Key Information, Benefit Restrictions [Text Block]
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.

Tax Implications [Text Block]
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.

Investment Professional Compensation [Text Block]
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.

Exchanges [Text Block]
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the
Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer
Contract Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses for Contracts Issued On or After May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%

Transaction Expenses for Contracts Issued Before May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%
(1)
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on withdrawals and surrenders made under the Nursing
Home or Hospital Waiver or Terminal Illness Waiver.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract on any day other than every sixth Contract Anniversary.

Adjustments	Charge
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	90%
(1)
During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market Value
Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of the Accumulation Credit Factor for each Risk Control Account at the start of each Contract Year)(1)	0.75%
GLWB Rider Fee (as a percentage of the average daily GLWB Benefit base for the prior Contract Year)(2)	1.00%
(1)Base Contract Expenses includes the Contract Fee. The Contract Fee is assessed against the Contract Value held in the Risk
Control Accounts. We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.
(2)The GLWB Rider Fee is deducted Pro Rata from the Contract Value of each Allocation Option on each Contract Anniversary.
The GLWB Rider Fee is: for Contracts issued after February 10, 2021, 1.00%; for Contracts issued from April 26, 2020 to
February 10, 2021, 0.75%; for Contracts issued from August 19, 2019 to April 25, 2020, 0.50%.
In addition to the fees described above, the Cap limits the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time that you buy the
Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer
Contract Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses for Contracts Issued On or After May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%

Transaction Expenses for Contracts Issued Before May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%
(1)
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on withdrawals and surrenders made under the Nursing
Home or Hospital Waiver or Terminal Illness Waiver.

Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on withdrawals and surrenders made under the Nursing
Home or Hospital Waiver or Terminal Illness Waiver.

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract on any day other than every sixth Contract Anniversary.

Adjustments	Charge
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	90%
(1)
During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market Value
Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender.

Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	90.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of the Accumulation Credit Factor for each Risk Control Account at the start of each Contract Year)(1)	0.75%
GLWB Rider Fee (as a percentage of the average daily GLWB Benefit base for the prior Contract Year)(2)	1.00%
(1)Base Contract Expenses includes the Contract Fee. The Contract Fee is assessed against the Contract Value held in the Risk
Control Accounts. We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.
(2)The GLWB Rider Fee is deducted Pro Rata from the Contract Value of each Allocation Option on each Contract Anniversary.
The GLWB Rider Fee is: for Contracts issued after February 10, 2021, 1.00%; for Contracts issued from April 26, 2020 to
February 10, 2021, 0.75%; for Contracts issued from August 19, 2019 to April 25, 2020, 0.50%.

Base Contract Expense (of Other Amount), Current [Percent]	0.75%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses includes the Contract Fee. The Contract Fee is assessed against the Contract Value held in the Risk
Control Accounts. We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, the Cap limits the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indexes are subject to the following specific risks:
•The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization
U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Russell 2000® Price Return Index is comprised of small-capitalization US companies.
Compared to large-capitalization companies, small-capitalization companies may be less stable
(or more volatile), less liquid, and more susceptible to adverse developments.
•The MSCI EAFE Price Return Index is designed to follow the performance of large- and mid-
capitalization companies across 21 developed markets around the world excluding the U.S. and
Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility;
changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in particular during an equity market rally that occurs immediately after a period of elevated volatility when the
Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value. If your Risk Control Account Value is allocated to the Growth Account, you assume the risk of negative Index performance (crediting negative Index interest) up to the -10% Floor, which means your
Risk Control Account Value allocated to the Growth Account could decline up to 10% each year due to negative Index performance. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.
Liquidity and Withdrawal Risk.  We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The
Contract may not be appropriate for investors who plan to take Excess Withdrawals or surrender the Contract in the short-term.
The Contract Fee, GLWB Rider Fee, Surrender Charge, Market Value Adjustment, and federal income taxes could significantly reduce the values under the Contract and the amount you receive from any withdrawals or a surrender, which may also be subject to additional taxes. Withdrawals will also reduce the GLWB Benefit Base, GLWB Payment, and Death Benefit, perhaps by significantly more than the amount of the withdrawal, and may terminate the Contract.
•Surrender Charge Risk: If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to 9% (up to 8% for Contracts
issued on or after May 25, 2024) of the amount being withdrawn that is in excess of the Annual
Free Withdrawal Amount.
•Market Value Adjustment Risk: During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative
Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. Please note that in certain interest rate environments, a negative Market Value
Adjustment could reduce the amount received to less than the protection provided by the Floor. It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment, regardless of the Allocation
Option to which you allocated Contract Value.
•Future Returns Risk:  Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
•Proportionate Calculation Risk:  Excess Withdrawals proportionally reduce the GLWB Benefit
Base, which is used to determine the GLWB Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB Payment and Death Benefit could be significant.
•Tax Risks:  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap can be reduced to as little as 1%. If the Index performance  is greater than the applicable Cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Contract
Year.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. There is no
guarantee that any Allocation Option or Index will be available during the entire time you own your
Contract. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk
Control Account that is available to you. Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. You assume the risk that we may discontinue some or all of the other Risk Control Accounts, and the only remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
A Risk Control Account may also be discontinued before the end of an Interest Term if we do not provide a substitute Index and transfer your Risk Control Account Value to the S&P 500 Index Secure Account for
the remainder of the Interest Term, as described in “Risk Control Account Options – Allocation Option and
Index Changes.” The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the discontinued Risk Control Account at the end of the Interest
Term. If there is a delay between the date we remove the Index and the date we transfer value to another account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute the Index, and you do not wish to allocate your
Contract Value to the Allocation Options available under the Contract, you may surrender your Contract, but you may be subject to a Surrender Charge and Market Value Adjustment, which may result in a loss of principal and credited Index interest. A surrender of the Contract may also be subject to income taxes and a 10% additional tax.
Guaranteed Lifetime Withdrawal Benefit Feature Risk. Excess Withdrawals could significantly reduce the Death Benefit, GLWB Benefit Base and GLWB Payments and could terminate the Contract.
Purchasers should consult with a financial representative to determine if the Guaranteed Lifetime
Withdrawal Benefit is suitable for them based upon their financial needs and risk tolerance.
You should carefully consider when to begin taking GLWB Payments. If GLWB Payments are elected earlier, the GLWB Percentage will be lower, resulting in lower GLWB Payments, and the Contract will have less time to accumulate value. However, earlier GLWB Payments could result in receiving payments for a longer period of time. If GLWB Payments are delayed, the GLWB Percentage may be higher, resulting in higher GLWB Payments, and the Contract will have more time to accumulate value, which could result in higher payments and might result in a higher Death Benefit.
GLWB Payments will reduce the Death Benefit, Surrender Value, Contract Value and the Annual Free
Withdrawal Amount by the amount of the GLWB Payment.
The GLWB Payment is taken out of the Owner’s Contract Value unless the Contract Value is reduced to zero. The probability of the Owner outliving their Contract Value and receiving the GLWB Payment from the Company’s general account may be minimal. The GLWB Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½. Any amounts paid by the Company in excess of the Contract Value are subject to the Company’s financial strength and claims paying ability.
The GLWB Rider Fee will be assessed whether or not the Owner receives GLWB Payments.
Risk Control Account Allocation Restriction. At any time the Cap for your Risk Control Account is less than the Bailout Rate specified on your Contract Data Page, we may, at our discretion, restrict allocations into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.
Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	10.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
Contract Changes Risk [Line Items]
Restrictions on Transfers Risk [Text Block]	Risk Control Account Allocation Restriction. At any time the Cap for your Risk Control Account is less than the Bailout Rate specified on your Contract Data Page, we may, at our discretion, restrict allocations into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Contract year based in part on the investment performance of an external index by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the Contract Year, subject to the applicable Floor and Cap.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.

Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although
you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market Value Adjustment and Surrender Charge.
Index-Linked Option Details, Changes Possible [Text Block]
Risk Control Account and Index Changes
We may offer additional Allocation Options or discontinue an Allocation Option at our discretion as of the end of the Contract Year. There is no guarantee that an Allocation Option or Index will be available during the entire time you own your Contract. We reserve the right to add or substitute an Index. If we substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Index interest you earn. If there is a delay between the date we remove the
Index and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.
Generally, the Index associated with a given Risk Control Account will remain unchanged for the duration of the Contract Year. However, if an Index is discontinued or the calculation of that Index is materially changed during a Contract Year, we may substitute a suitable Index that will be used for the remainder of the Contract Year. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance.
If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable; and (2) the percentage change for the substitute Index from the date of substitution until the next Contract Anniversary.
If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value will be based on the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to calculate your Risk Control Account
Value.
In the unlikely event that an Index is discontinued during a Contract Year, and we do not provide a substitute Index, we may discontinue the relevant Allocation Option. We will credit interest from the beginning of the Contract Year until the date the Allocation Option is discontinued using the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable. The resulting Risk Control Account Value will be transferred to the S&P 500 Index Secure
Account for the remainder of the Contract Year, where the Index Return is determined as the percentage change in the Index from the date of substitution until the next Contract Anniversary. The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the Risk Control Account at the end of the Contract Year. If there is a delay between the date we remove the Index and the date we transfer value, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
Such changes will be subject to any required regulatory approval, such as any required approval of the
Index by the insurance department in your state.
We will notify you of an Allocation Option or Index change and its effective date by sending you written notice at your last known address. If your allocation instructions include an Allocation Option that is discontinued and we do not receive new allocation instructions by Authorized Request at least one
Business Day prior to your Contract Anniversary, we will apply the value that would have otherwise been allocated to the discontinued Allocation Option to the Declared Rate Account or to the S&P 500 Index
Secure Account if the Declared Rate Account is not available in your state.
An Index or Allocation Option Change may negatively affect interest credited and your resulting
Contract Value, as well as how you want to allocate Contract Value between available Allocation
Options.

Index-Linked Option Details, Features [Text Block]	Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, its Floor, and its Cap, are set forth in Appendix A.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	We reserve the right to add or substitute an Index. If we
substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Index interest you earn. If there is a delay between the date we remove the
Index and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]	Generally, the Index associated with a given Risk Control Account will remain unchanged for the duration of the Contract Year. However, if an Index is discontinued or the calculation of that Index is materially changed during a Contract Year, we may substitute a suitable Index that will be used for the remainder of the Contract Year. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance.

Index-Linked Option Details, Index Substitution Selection [Text Block]	If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable; and (2) the percentage change for the substitute Index from the date of substitution until the next Contract Anniversary.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you of an Allocation Option or Index change and its effective date by sending you written notice at your last known address. If your allocation instructions include an Allocation Option that is discontinued and we do not receive new allocation instructions by Authorized Request at least one
Business Day prior to your Contract Anniversary, we will apply the value that would have otherwise been allocated to the discontinued Allocation Option to the Declared Rate Account or to the S&P 500 Index
Secure Account if the Declared Rate Account is not available in your state.

Index-Linked Option Details, Index Substitution Calculation [Text Block]	To determine the Index Return, we will
add (1) the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable; and (2) the percentage change for the substitute Index from the date of substitution until the next Contract Anniversary.

Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value will be based on the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to calculate your Risk Control Account
Value.
In the unlikely event that an Index is discontinued during a Contract Year, and we do not provide a substitute Index, we may discontinue the relevant Allocation Option. We will credit interest from the beginning of the Contract Year until the date the Allocation Option is discontinued using the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable. The resulting Risk Control Account Value will be transferred to the S&P 500 Index Secure
Account for the remainder of the Contract Year, where the Index Return is determined as the percentage change in the Index from the date of substitution until the next Contract Anniversary. The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the Risk Control Account at the end of the Contract Year. If there is a delay between the date we remove the Index and the date we transfer value, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.

Fixed Option Details [Line Items]
Fixed Option Details, Name	DECLARED RATE ACCOUNT OPTION
Fixed Option Details, Description [Text Block]	You may allocate all or a portion of your Purchase Payment and Contract Value to the Declared Rate
Account. Contract Value allocated to the Declared Rate Account becomes part of the Declared Rate
Account Value and is credited with interest at the end of each business day. The applicable daily interest credited, when compounded, equals the Interest Rate. For Contracts issued before May 25,
2024, the Interest Rate will not change for six years. For Contracts issued on or after May 25, 2024, the Interest Rate will not change for one year. We may declare a new Interest Rate for each subsequent term, and we will notify you of any applicable change to the Interest Rate at least two weeks prior to such change. Information about the features of each currently offered fixed option, including its name, term, and minimum interest rate, are set forth in Appendix A.
The Interest Rate declared will never be less than the Minimum Interest Rate, which is determined as follows:
•For Contracts issued before May 25, 2024, the Minimum Interest Rate will not change during the life of the Contract. The guaranteed Minimum Interest Rate is 0.25%.
•For Contracts issued on or after May 25, 2024, the Minimum Interest Rate will be determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The Minimum Interest Rate will apply for six years and then will be recalculated for the next six-year period. The Minimum
Interest Rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as the greater of: (1) The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the
Federal Reserve rounded to the nearest 0.05%, as described below, minus 1.25%; or
(2) The nonforfeiture interest rate floor required by the National Association of
Insurance Commissioners (NAIC) Standard Nonforfeiture Law for Individual Deferred
Annuities, 0.15%.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Your Declared Rate Account Value must remain in the Declared Rate Account for the entire six year period to avoid the imposition of Surrender Charges and a Market Value Adjustment.
Although you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market
Value Adjustment and Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take Excess Withdrawals or surrender your Contract before the expiration of each six-year term.

Fixed Option Details, Additional Information [Text Block]	Information about the features of each currently offered fixed option, including its name, term, and minimum interest rate, are set forth in Appendix A.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Interest Rate declared will never be less than the Minimum Interest Rate, which is determined as follows:
•For Contracts issued before May 25, 2024, the Minimum Interest Rate will not change during the life of the Contract. The guaranteed Minimum Interest Rate is 0.25%.
•For Contracts issued on or after May 25, 2024, the Minimum Interest Rate will be determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The Minimum Interest Rate will apply for six years and then will be recalculated for the next six-year period. The Minimum
Interest Rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as the greater of: (1) The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the
Federal Reserve rounded to the nearest 0.05%, as described below, minus 1.25%; or
(2) The nonforfeiture interest rate floor required by the National Association of
Insurance Commissioners (NAIC) Standard Nonforfeiture Law for Individual Deferred
Annuities, 0.15%.

Fixed Option Details, Term [Text Block]	For Contracts issued on or after May 25, 2024, the Interest Rate will not change for one year.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.15%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Your Declared Rate Account Value must remain in the Declared Rate Account for the entire six year period to avoid the imposition of Surrender Charges and a Market Value Adjustment.
Although you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market
Value Adjustment and Surrender Charge.
Fixed Option Details, Maturity Notice [Flag]	true
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at https://www.trustage.com/zone-income-annuity-rates.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value that could exceed any protection from Index loss that would be in place if you held the option until each sixth Contract Anniversary.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Russell 2000 Price return Index(1)	stock market index that measures the performance of the small- cap segment of the US equity universe	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap

CONTRACTS ISSUED ON OR AFTER MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Dimensional US Small Cap Value Systematic Index(1)	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Barclays Risk Balanced Index(1)	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Contract Year during the six-year period by comparing the change in the Index from each Contract Anniversary (the first day of the
Contract Year) to the last day of the current Contract Year. However, Excess Withdrawals and surrenders on any day other than every sixth Contract Anniversary will be subject to the Market Value
Adjustment.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract.
We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the
Cap for the Secure Account. The Cap will always be at least 1%.
During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control
Account that is available to you. Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
More information is about the Risk Control Accounts and the Market Value Adjustment is available under
"Risk Control Account Option" and "Charges and Adjustments - Market Value Adjustment."
Declared Rate Account
The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.25%

CONTRACTS ISSUED AFTER MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.
The availability of Allocation Options vary by state and depending on the broker-dealer through which the
Contract is sold. See Appendix B.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at https://www.trustage.com/zone-income-annuity-rates.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value that could exceed any protection from Index loss that would be in place if you held the option until each sixth Contract Anniversary.

Index-Linked Options Available [Table Text Block]

CONTRACTS ISSUED BEFORE MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Russell 2000 Price return Index(1)	stock market index that measures the performance of the small- cap segment of the US equity universe	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap

CONTRACTS ISSUED ON OR AFTER MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Dimensional US Small Cap Value Systematic Index(1)	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Barclays Risk Balanced Index(1)	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Contract Year during the six-year period by comparing the change in the Index from each Contract Anniversary (the first day of the
Contract Year) to the last day of the current Contract Year. However, Excess Withdrawals and surrenders on any day other than every sixth Contract Anniversary will be subject to the Market Value
Adjustment.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value.

Fixed Options Available [Table Text Block]

CONTRACTS ISSUED BEFORE MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.25%

CONTRACTS ISSUED AFTER MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.

Previously Offered [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	9.00%
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Term [Text Block]	For Contracts issued before May 25, 2024, the Interest Rate will not change for six years.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.25%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit if the Owner dies during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Excess Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Benefits Description [Table Text Block]	Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a
Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of Death of the Owner while the Contract is in force;
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If you die during the Accumulation Period, your Beneficiary is entitled to a Death Benefit. If you have a
Joint Owner, the Death Benefit will be available when the first Joint Owner dies.
If there is a surviving Owner and that Owner is the Spouse of the deceased Owner, the surviving Spouse will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary. The surviving Spouse may elect to continue the Contract as the new Owner and the Guaranteed Lifetime Withdrawal Benefit will remain in effect if the surviving Spouse is a Covered
Person. See the “Guaranteed Lifetime Withdrawal Benefit – Spousal Continuation of the Guaranteed
Lifetime Withdrawal Benefit” section and "Spousal Continuation” below for more details.
The following Death Benefit options are available under a Non-Qualified Contract:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. The individual must receive the proceeds of the Contract and any attached endorsements or riders within the time period specified in section 72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with IRC section 72(s) under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may elect to receive, at any time, the Death Benefit proceeds in a single lump sum not to extend beyond five years from the date of the Owner’s death.
Unless Option A or B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, the entire interest in the Contract will be paid under
Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death
Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the
Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C within 60 days of the date we receive Proof of Death or within one year of the Owner’s death, whichever is earlier. If a Beneficiary does not make such an election during that period, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant dies during the Accumulation
Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is not a natural person, the following will occur:
•If any Annuitant dies during the Accumulation Period, the death of any Annuitant will be treated as the death of the Owner and Death Benefit proceeds must be distributed as required by IRC
Section 72(s). Beneficiaries may receive these distributions over time, as allowed by the IRC, by electing Option B.
•Unless Option B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, Death Benefit proceeds will be paid in accordance with Option C.
Death Benefit Proceeds. Death Benefit proceeds are payable upon our receipt of Proof of Death
(Owner’s death or Annuitant’s death if the Owner is not a natural person), and proof of each Beneficiary’s interest, which includes required documentation and proper instructions from each Beneficiary. If we receive Proof of Death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive Proof of Death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. The Death Benefit proceeds will be paid within
7 days after our receipt of Proof of Death and proof of each Beneficiary’s interest.
The Death Benefit during the Accumulation Period is equal to the current Contract Value on the date
Death Benefit proceeds are payable or the Purchase Payment adjusted for withdrawals, whichever is greater. The Death Benefit terminates on the earlier of the termination of the Contract or when the entire
Contract is applied to an Income Payout Option. GLWB Payments will reduce the Death Benefit by the amount of the GLWB Payment. All other withdrawals will proportionally reduce the Purchase Payment used to determine the Death Benefit by the ratio of the withdrawal (including any Surrender Charge or
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal, which can result in decreasing the Death Benefit by more than the amount of the withdrawal, and that decrease can be significant.
Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit amount will not be less than the amount required by state law in which the Contract was delivered.
We will pay interest on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date Death Benefit proceeds are payable. There is no impact on the Death Benefit if an Owner is removed.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time.
Effective on the continuation date, we will set the Contract Value equal to the Death Benefit proceeds that would have been payable to the Spouse as the designated Beneficiary. This value is known as the spousal continuation amount. The date we receive notification in Good Order that the surviving Spouse has elected to continue the Contract as the new Owner is known as the continuation date.
Any addition to the Contract Value as a result of the Death Benefit proceeds will not be considered a
Purchase Payment and will be allocated to the Contract Value on a Pro Rata basis.
On or after the continuation date, the amount that will be paid as Death Benefit proceeds is equal to the greater of:
•The current Contract Value on the date the Death Benefit proceeds are payable; or
•The spousal continuation amount adjusted for withdrawals since the continuation date.
Withdrawals other than GLWB Payments will proportionally reduce the spousal continuation amount by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract
Value immediately prior to the withdrawal. GLWB Payments will reduce the spousal continuation amount by the amount of the GLWB Payment. Withdrawals include deductions for any applicable Surrender
Charge and Market Value Adjustment.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit proceeds will not be less than the amount required by state law in which the Contract was delivered.
See the “Guaranteed Lifetime Withdrawal Benefit” section for the impact of spousal continuation on the
Covered Person(s) and the Guaranteed Lifetime Withdrawal Benefit.
Death of Owner or Annuitant on or After the Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of Death will be required upon the death of an Annuitant or Owner.
We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If an Annuitant dies during the Payout Period, remaining income payments or Death Benefit proceeds, if any, will be distributed as provided by the Income Payout Option in effect. The Income Payout Option in effect will determine whether additional income payments or a Death Benefit apply.
If an Owner dies during the Payout Period, any remaining income payments will be distributed at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. The distribution of annuity contracts to the state abandoned property division is subject to tax information reporting, federal income tax withholding and state income tax withholding, where applicable. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.

Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	If you die during the Accumulation Period, your Beneficiary is entitled to a Death Benefit.
Operation of Benefit [Text Block]	Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a
Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of Death of the Owner while the Contract is in force;
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If you die during the Accumulation Period, your Beneficiary is entitled to a Death Benefit. If you have a
Joint Owner, the Death Benefit will be available when the first Joint Owner dies.
If there is a surviving Owner and that Owner is the Spouse of the deceased Owner, the surviving Spouse will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary. The surviving Spouse may elect to continue the Contract as the new Owner and the Guaranteed Lifetime Withdrawal Benefit will remain in effect if the surviving Spouse is a Covered
Person. See the “Guaranteed Lifetime Withdrawal Benefit – Spousal Continuation of the Guaranteed
Lifetime Withdrawal Benefit” section and "Spousal Continuation” below for more details.
The following Death Benefit options are available under a Non-Qualified Contract:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. The individual must receive the proceeds of the Contract and any attached endorsements or riders within the time period specified in section 72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with IRC section 72(s) under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may elect to receive, at any time, the Death Benefit proceeds in a single lump sum not to extend beyond five years from the date of the Owner’s death.
Unless Option A or B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, the entire interest in the Contract will be paid under
Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death
Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the
Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C within 60 days of the date we receive Proof of Death or within one year of the Owner’s death, whichever is earlier. If a Beneficiary does not make such an election during that period, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant dies during the Accumulation
Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is not a natural person, the following will occur:
•If any Annuitant dies during the Accumulation Period, the death of any Annuitant will be treated as the death of the Owner and Death Benefit proceeds must be distributed as required by IRC
Section 72(s). Beneficiaries may receive these distributions over time, as allowed by the IRC, by electing Option B.
•Unless Option B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, Death Benefit proceeds will be paid in accordance with Option C.
Death Benefit Proceeds. Death Benefit proceeds are payable upon our receipt of Proof of Death
(Owner’s death or Annuitant’s death if the Owner is not a natural person), and proof of each Beneficiary’s interest, which includes required documentation and proper instructions from each Beneficiary. If we receive Proof of Death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive Proof of Death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. The Death Benefit proceeds will be paid within
7 days after our receipt of Proof of Death and proof of each Beneficiary’s interest.
The Death Benefit during the Accumulation Period is equal to the current Contract Value on the date
Death Benefit proceeds are payable or the Purchase Payment adjusted for withdrawals, whichever is greater. The Death Benefit terminates on the earlier of the termination of the Contract or when the entire
Contract is applied to an Income Payout Option. GLWB Payments will reduce the Death Benefit by the amount of the GLWB Payment. All other withdrawals will proportionally reduce the Purchase Payment used to determine the Death Benefit by the ratio of the withdrawal (including any Surrender Charge or
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal, which can result in decreasing the Death Benefit by more than the amount of the withdrawal, and that decrease can be significant.

Fees and Costs of Benefit [Text Block]	Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.

Calculation Method of Benefit [Text Block]	Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit amount will not be less than the amount required by state law in which the Contract was delivered.
We will pay interest on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date Death Benefit proceeds are payable. There is no impact on the Death Benefit if an Owner is removed.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time.
Effective on the continuation date, we will set the Contract Value equal to the Death Benefit proceeds that would have been payable to the Spouse as the designated Beneficiary. This value is known as the spousal continuation amount. The date we receive notification in Good Order that the surviving Spouse has elected to continue the Contract as the new Owner is known as the continuation date.
Any addition to the Contract Value as a result of the Death Benefit proceeds will not be considered a
Purchase Payment and will be allocated to the Contract Value on a Pro Rata basis.
On or after the continuation date, the amount that will be paid as Death Benefit proceeds is equal to the greater of:
•The current Contract Value on the date the Death Benefit proceeds are payable; or
•The spousal continuation amount adjusted for withdrawals since the continuation date.
Withdrawals other than GLWB Payments will proportionally reduce the spousal continuation amount by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract
Value immediately prior to the withdrawal. GLWB Payments will reduce the spousal continuation amount by the amount of the GLWB Payment. Withdrawals include deductions for any applicable Surrender
Charge and Market Value Adjustment.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit proceeds will not be less than the amount required by state law in which the Contract was delivered.
See the “Guaranteed Lifetime Withdrawal Benefit” section for the impact of spousal continuation on the
Covered Person(s) and the Guaranteed Lifetime Withdrawal Benefit.

GLWB Rider Fee [Member]
Item 3. Key Information [Line Items]
Investment Options (of Other Amount) Minimum [Percent]	1.00%
Investment Options (of Other Amount) Maximum [Percent]	1.00%
GLWB Rider Fee [Member] | Previously Offered [Member]
Item 3. Key Information [Line Items]
Investment Options (of Other Amount) Minimum [Percent]	0.75%
Investment Options (of Other Amount) Maximum [Percent]	0.75%
GLWB Rider Fee [Member] | Previously Offered 2 [Member]
Item 3. Key Information [Line Items]
Investment Options (of Other Amount) Minimum [Percent]	0.50%
Investment Options (of Other Amount) Maximum [Percent]	0.50%
GLWB Rider Fee, After February 10, 2021 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	The GLWB Rider Fee is deducted Pro Rata from the Contract Value of each Allocation Option on each Contract Anniversary.
The GLWB Rider Fee is: for Contracts issued after February 10, 2021, 1.00%; for Contracts issued from April 26, 2020 to
February 10, 2021, 0.75%; for Contracts issued from August 19, 2019 to April 25, 2020, 0.50%.

Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	The GLWB Rider Fee is deducted Pro Rata from the Contract Value of each Allocation Option on each Contract Anniversary.
The GLWB Rider Fee is: for Contracts issued after February 10, 2021, 1.00%; for Contracts issued from April 26, 2020 to
February 10, 2021, 0.75%; for Contracts issued from August 19, 2019 to April 25, 2020, 0.50%.

Automatic Rebalance Program Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Rebalance Program
Purpose of Benefit [Text Block]	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Benefits Description [Table Text Block]	Reallocations - Automatic Rebalance Program
On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. We will send you written notice at least two weeks prior to the Contract Anniversary. This notice will describe the Owner’s right to transfer Contract Value between Allocation Options, as permitted by the Contract, and the right to exercise the Bailout Provision, if applicable.
Allocation instructions can be updated by Authorized Request at any time and will be effective on the next
Contract Anniversary if received at least one Business Day prior to the Contract Anniversary. If we do not receive such request at least one Business Day prior to the Contract Anniversary, your change in allocation instructions will not be effective until the next Contract Anniversary. No Surrender Charge or
Market Value Adjustment will apply to automatic rebalancing. Any new allocation change request will supersede any prior allocation change requests made. Owners cannot discontinue the automatic rebalancing of Contract Value on Contract Anniversaries.
For example, assume Level A allocations are 80% to Risk Control Accounts that use the S&P 500 Index as a reference Index and 20% to the Declared Rate Account. Assume Level R allocations for the S&P 500
Index are 40% to the Secure Account and 60% to the Growth Account. If on the Contract Anniversary the
total Contract Value is $100,000, then after rebalancing, $80,000 will be allocated to Risk Control
Accounts that use the S&P 500 Index (80% x $100,000) and $20,000 will be allocated to the Declared
Rate Account (20% x $100,000). Then, within Risk Control Accounts that use the S&P 500 Index, $32,000 will be allocated to the Secure Account (40% x $80,000) and $48,000 will be allocated to the Growth
Account (60% x $80,000).
Automatic Rebalance Program
On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. See
Allocating Your Purchase Payments - Reallocations - Automatic Rebalance Program for more details.

Name of Benefit [Text Block]	Automatic Rebalance Program
Benefit Standard or Optional [Text Block]	On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file.
Operation of Benefit [Text Block]	On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. We will send you written notice at least two weeks prior to the Contract Anniversary. This notice will describe the Owner’s right to transfer Contract Value between Allocation Options, as permitted by the Contract, and the right to exercise the Bailout Provision, if applicable.

Calculation Method of Benefit [Text Block]	Allocation instructions can be updated by Authorized Request at any time and will be effective on the next
Contract Anniversary if received at least one Business Day prior to the Contract Anniversary. If we do not receive such request at least one Business Day prior to the Contract Anniversary, your change in allocation instructions will not be effective until the next Contract Anniversary. No Surrender Charge or
Market Value Adjustment will apply to automatic rebalancing. Any new allocation change request will supersede any prior allocation change requests made. Owners cannot discontinue the automatic rebalancing of Contract Value on Contract Anniversaries.
For example, assume Level A allocations are 80% to Risk Control Accounts that use the S&P 500 Index as a reference Index and 20% to the Declared Rate Account. Assume Level R allocations for the S&P 500
Index are 40% to the Secure Account and 60% to the Growth Account. If on the Contract Anniversary the
total Contract Value is $100,000, then after rebalancing, $80,000 will be allocated to Risk Control
Accounts that use the S&P 500 Index (80% x $100,000) and $20,000 will be allocated to the Declared
Rate Account (20% x $100,000). Then, within Risk Control Accounts that use the S&P 500 Index, $32,000 will be allocated to the Secure Account (40% x $80,000) and $48,000 will be allocated to the Growth
Account (60% x $80,000).

Benefits Limitation [Table Text Block]	Please note that at any time the Cap for your Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on the Contract Data Page), we may, at our discretion, restrict allocations into that Risk Control Account under the automatic rebalancing program. See “Risk Control Account Option –
Bailout Provision” for more details.

Limitations, Restrictions, and Risks of Benefit [Text Block]	Please note that at any time the Cap for your Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on the Contract Data Page), we may, at our discretion, restrict allocations into that Risk Control Account under the automatic rebalancing program. See “Risk Control Account Option –
Bailout Provision” for more details.

Guaranteed Lifetime Withdrawal Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	Provides for GLWB Payments to be made each year for the life of the Covered Person(s)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	Excess Withdrawals may reduce the GLWB Benefit Base by more than the amount of the withdrawal.
Benefits Description [Table Text Block]	GUARANTEED LIFETIME WITHDRAWAL BENEFIT

The Contract automatically includes the Guaranteed Lifetime Withdrawal Benefit. Subject to certain conditions, the Guaranteed Lifetime Withdrawal Benefit provides for GLWB Payments to be made each year for the life of the Covered Person(s) in the form of partial withdrawals without reducing the value of
GLWB Payments in future years. The GLWB Payment is the guaranteed lifetime withdrawal amount. The
GLWB Payment is guaranteed regardless of investment performance and will continue even if the
Contract Value is reduced to zero from GLWB Payments.
Excess Withdrawals proportionally reduce the GLWB Benefit Base, which is used to determine the
GLWB Payment, by the ratio of the withdrawal (including any Surrender Charge and Market Value
Adjustment) to the Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB Payment could be significant and could terminate the Contract. If you begin GLWB
Payments before age 59½, the GLWB Payments may be subject to a 10% additional tax.
GLWB Rider Fee
We deduct a GLWB Rider Fee Pro Rata from the Contract Value in all Allocation Options on each
Contract Anniversary. Detailed information about the GLWB Rider Fee is provided under Charges and
Adjustments - GLWB Rider Fee.
Termination of the Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit will terminate and all rights under the Guaranteed Lifetime
Withdrawal Benefit will terminate on the date any of the following occur:
•The death of all Covered Persons;
•Payment of a Death Benefit;
•All Covered Persons are removed from the Contract;
•The Contract is surrendered or otherwise terminated; or
•The Contract Value is applied to an Income Payout Option.
On the date the Guaranteed Lifetime Withdrawal Benefit terminates we will deduct any GLWB Rider Fee that was accrued but not yet deducted as the final GLWB Rider Fee.
Changes to the Covered Person(s)
After the Contract Issue Date, you cannot add, remove or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this Prospectus. Beginning May 25,
2024, you can add a Covered Person prior to the GLWB Payment Start Date if there is only one Covered
Person and there has not been a spousal continuation. The added Covered Person must meet eligibility requirements under the Contract. Requests to add a Covered Person must be received at least one
Business Day prior to the desired GLWB Payment Start Date. If a Covered Person is added, the GLWB
Payment will be determined using the new Covered Persons and could delay the earliest date that GLWB
Payments can start if the new Covered Person is younger than 50.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary, we will remove that person from the Contract, and they will no longer be a Covered Person. Once we remove a Covered
Person, the Covered Person cannot be reinstated (unless, the Covered Person is added in accordance with the above). If at any time joint Covered Persons are no longer Spouses, you must send us notice of the divorce by Authorized Request. Upon receiving such notice, we will remove one former Spouse from the Contract as a Covered Person as indicated by the divorce or settlement decree, as applicable. If the
Contract Owner is not a natural person, the Annuitant is the Covered Person.
If a Covered Person is removed and there is a remaining Covered Person, the following will occur:
•If the Covered Person was removed before the GLWB Payment Start Date, joint GLWB Payments will not be available.
•If joint GLWB Payments have already started, we will continue to pay joint GLWB Payments to the
Owner as long as the remaining Covered Person is living.
If a Covered Person is removed and there is no Covered Person remaining, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
GLWB Payments
The GLWB Payment is the guaranteed lifetime withdrawal amount. The annual GLWB Payment is equal to the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB Benefit Base and therefore the GLWB Payment is recalculated on each Contract Anniversary and on any date an Excess Withdrawal is taken. The GLWB Payment will only decrease if you take an Excess Withdrawal.
Beginning May 25, 2024, GLWB Payments can begin on the 50th birthday of the youngest Covered
Person or two Business Days after the Contract Issue Date, whichever is later. You may take the full
GLWB Payment or partial GLWB Payment amount through the systematic withdrawal program. If you take less than the GLWB Payment, the remaining GLWB Payment not taken will not carry over to future years.
(Before May 25, 2024, the GLWB Payment Start Date had to be a Contract Anniversary, and the full
GLWB Payment was required to be taken each year after the GLWB Payment Start Date.)
Requests to start receiving the GLWB Payment must be received at least one Business Day prior to the desired GLWB Payment Start Date. The GLWB Payment is calculated on the GLWB Payment Start Date.
The GLWB Payment equals the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB
Percentage is a combination of the Base Withdrawal Percentage and the Annual Increase Percentage,
both determined based on the Age of the Younger Covered Person as of the Contract Issue Date. The
GLWB Benefit Base is initially equal to the Purchase Payment but will be reset on each Contract
Anniversary to equal the current Contract Value if the current Contract Value is greater than the GLWB
Benefit Base and will be reduced by Excess Withdrawals.
The Owner elects how to receive the GLWB Payments, either as monthly, quarterly, semi-annual, or annual payments. If the scheduled payment date does not fall on a Business Day, we will make the payment on the next Business Day.
GLWB Payments continue during the life of the Covered Person(s) unless the Guaranteed Lifetime
Withdrawal Benefit is terminated. Under the single life option, GLWB Payments will cease on the date of death of the Covered Person. Under the joint life option, GLWB Payments will continue until the date of death of the second Covered Person if the surviving Spouse continues the Contract upon the death of
Owner. We may require proof that the Covered Person(s) is living upon the date of any GLWB Payment while the Guaranteed Lifetime Withdrawal Benefit is in effect. If you do not begin GLWB Payments before all Covered Person(s) die or are removed from the Contract, the Guaranteed Lifetime
Withdrawal Benefit terminates, and you will not receive any GLWB Payments.
GLWB Percentage: The GLWB Percentage is determined on the GLWB Payment Start Date and will not change. It is calculated using the following formula:
GLWB Percentage = B + I x Y, where
B= The Base Withdrawal Percentage.
I = The Annual Increase Percentage.
Y = The number of whole Contract Years from the Contract Issue Date until the GLWB Payment
Start Date, subject to the maximum of 10 years.
The Base Withdrawal Percentage and Annual Increase Percentage are determined based on your election of single life or joint life option rates using the Age of the younger Covered Person(s) as of the
Contract Issue Date.
We establish the Base Withdrawal Percentage and Annual Increase Percentage on the Contract Issue
Date and will not change them for the life of the Contract. If a Covered Person is added, the GLWB
Withdrawal Percentage will be recalculated based on the GLWB Withdrawal Percentage joint option rates on the Contract Issue Date, using the younger Covered Person's Age on the Contract Issue Date.
The Base Withdrawal Percentages and Annual Increase Percentages effective for newly issued Contracts are set forth in a Rate Sheet Supplement to this Prospectus. You should not purchase a Contract without first obtaining the Rate Sheet Supplement applicable to your Contract Issue Date. Previous versions of the
Base Withdrawal Percentages and the Annual Increase Percentages are stated in Appendix C.
GLWB Benefit Base: The GLWB Benefit Base is initially equal to the Purchase Payment but will be reset each Contract Anniversary or on any day an Excess Withdrawal is taken. On each Contract Anniversary, unless the Guaranteed Lifetime Withdrawal Benefit is terminated, if the current Contract Value is greater than the current GLWB Benefit Base, the GLWB Benefit Base will be reset to equal the current Contract
Value. The GLWB Benefit Base is used only to determine the GLWB Payment and GLWB Rider Fee. The
GLWB Benefit Base is not available for surrender or withdrawal.
The GLWB Benefit Base will be impacted by Excess Withdrawals as described later in this section.
Example of the GLWB Payment Calculation:
Assume the following:
•There is one Covered Person.
•On the Contract Issue Date, the Covered Person is Age 55.
•The Base Withdrawal Percentage is equal to 5.0% for the single life option for a 55-year-old.
•The Annual Increase Percentage is 0.40% for the single life option for a 55-year-old.
•The GLWB Payment Start Date is on the 7th Contract Anniversary.
•The GLWB Benefit Base is $250,000.
The GLWB Percentage equals the Base Withdrawal Percentage of 5.0% plus the Annual Increase
Percentage of 0.40% multiplied by the number of completed Contract Years from the Contract Issue Date until the GLWB Payment Start Date, subject to the maximum of 10 years. The number of Completed
Contract Years is 7, which is less than the maximum of 10, so 7 will be used in the calculation. Therefore, the GLWB Percentage =5.0% + 0.40% x 7 = 7.8%.
The annual GLWB Payment is equal to the GLWB Percentage of 7.8% multiplied by the GLWB Benefit
Base of $250,000. Therefore, the annual GLWB Payment = 7.8% x $250,000 = $19,500.
Treatment of GLWB Payment Withdrawals
GLWB Payments are treated as a withdrawal from the Contract Value and are taken Pro Rata from the
Allocation Options at the time of the withdrawal. GLWB Payments reduce the Contract Value, the
Surrender Value, and the Death Benefit by the amount of the GLWB Payment on a dollar-for-dollar basis.
GLWB Payments do not reduce the GLWB Benefit Base.
While the Guaranteed Lifetime Withdrawal Benefit is in effect, the Contract will not terminate if a GLWB
Payment causes the Surrender Value to be less than $2,000.
GLWB Payments are not subject to Surrender Charge or Market Value Adjustment. The GLWB Payment
will count toward the Annual Free Withdrawal Amount. We deduct each GLWB Payment and any additional RMD payment Pro Rata from each Allocation Option.
If a GLWB Payment or investment performance causes the Contract Value to be zero, we will continue to pay the GLWB Payments until the death of all Covered Persons and the frequency of the GLWB
Payments will remain the same as what was previously elected. In that event, the Allocation Options will no longer be available for investment.
If the date of birth of the Covered Person(s) is misstated, the GLWB Payment will be adjusted based on the correct date of birth of the Covered Person(s). Any underpayment will be added to the next payment.
Any overpayment will be subtracted from future payments. No interest will be credited or charged to any underpayment or overpayment adjustments.
Impact of Excess Withdrawals on the GLWB Payment
An Excess Withdrawal is the portion of a withdrawal that, when added to other withdrawals during the current Contract Year, is greater than the total GLWB Payment for the current Contract Year. Excess
Withdrawals include withdrawals and RMDs prior to the GLWB Payment Start Date and deductions for any applicable Surrender Charge and Market Value Adjustment. Excess Withdrawals do not include amounts we withdraw for the GLWB Rider Fee. Excess Withdrawals will proportionally reduce the GLWB
Benefit Base, which is used to determine the GLWB Payment by the ratio of the Excess Withdrawal
(including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the Excess Withdrawal. These proportional reductions may be substantially more than the amount of the
Excess Withdrawal, and any resulting decreases to the GLWB Payment could be significant and could terminate the Contract.
Any portion of a withdrawal taken after the GLWB Payment Start Date that is not an Excess Withdrawal will be treated as a GLWB Payment. If a withdrawal is made after the GLWB Payment Start Date, the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the withdrawal when added to the amount of all withdrawals during the current Contract Year (including
GLWB Payments) is greater than the GLWB Payment for the current Contract Year, no further GLWB
Payments will be made during that Contract Year. Otherwise, the remaining GLWB Payment for the current Contract Year is equal to the GLWB Payment reduced by the amount of all withdrawals during the current Contract Year (including prior GLWB Payments).
If an Excess Withdrawal reduces the Surrender Value to less than $2,000, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
Examples of GLWB Benefit Base Calculation after an Excess Withdrawal:
Example 1. This example assumes the Contract Value is greater than the GLWB Benefit Base at the time of the withdrawal.
Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $110,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$110,000 = 0.136364
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.136364 x
$100,000 = $13,636.40
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 - $13,636.40 = $86,363.60. The new GLWB Payment would be GLWB Benefit Base x GLWB Percentage = $86,363.60 x 5.00% = $4,318.18.
Example 2. This example assumes the Contract Value is less than the GLWB Benefit Base at the time of the withdrawal.
Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $60,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$60,000= 0.25
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.25 x
$100,000 = $25,000.
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 – 25,000 = $75,000. The new GLWB Payment would be
GLWB Benefit Base x GLWB Percentage = $75,000 x 5.00% = $3,750.
As illustrated in Example 2, the GLWB Benefit Base calculation may result in a reduction in the GLWB
Benefit Base that is significantly larger than the withdrawal amount.
Required Minimum Distribution Withdrawals
If the Contract is an Individual Retirement Annuity (IRA), GLWB Payments may be used to satisfy your
Required Minimum Distribution (RMD) requirements. A withdrawal taken to satisfy RMD requirements prior to the GLWB Payment Start Date will be treated as an Excess Withdrawal and will reduce the
GLWB Benefit Base and GLWB Payment and could terminate the Contract. You should not begin
RMDs before the GLWB Payment Start Date. If an Excess Withdrawal is taken, any further RMDs taken during the Contract Year will be treated as Excess Withdrawals.
If the RMD associated with the Contract exceeds the GLWB Payment, and you increase the GLWB
Payment to meet your RMD requirements, the additional funds withdrawn to satisfy RMD requirements after the GLWB Payment Start Date will not be treated as an Excess Withdrawal and Surrender Charges and Market Value Adjustments will not apply. The additional funds taken to satisfy an RMD requirement will not reduce the GLWB Benefit Base or future GLWB Payments.
The RMD requirement for the Contract is calculated by the Company based on the calendar year taken.
The portion of the withdrawal that is treated as an RMD may not be greater than the RMD of the current calendar year less any amount previously withdrawn. For calendar years after the Contract Value is reduced to zero, the GLWB Payments will be treated as the RMD payments with respect to the Contract.
Spousal Continuation of the Guaranteed Lifetime Withdrawal Benefit
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. If the
Spouse elects to continue the Contract as the new Owner, the Guaranteed Lifetime Withdrawal Benefit
will remain in effect if the surviving Spouse is a Covered Person. If this condition is not met, the
Guaranteed Lifetime Withdrawal Benefit will terminate, and we will no longer assess the GLWB Rider Fee.
If the surviving Spouse elects to continue the Contract and the Guaranteed Lifetime Withdrawal Benefit
remains in effect, the following will occur:
•If the spousal continuation election is before the GLWB Payment Start Date, joint GLWB
Payments will not be available to the surviving Spouse.
•If the spousal continuation election is after the GLWB Payment Start Date, we will continue to pay joint GLWB Payments to the surviving Spouse as long as the surviving Spouse is living.
Spousal continuation of a Contract does not impact the GLWB Benefit Base or potential annual GLWB
Benefit Base increases on future Contract Anniversaries.
Guaranteed Lifetime Withdrawal Benefit
See the "Guaranteed Lifetime Withdrawal Benefit" section.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Benefit Standard or Optional [Text Block]	The Contract automatically includes the Guaranteed Lifetime Withdrawal Benefit.
Operation of Benefit [Text Block]	Changes to the Covered Person(s)
After the Contract Issue Date, you cannot add, remove or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this Prospectus. Beginning May 25,
2024, you can add a Covered Person prior to the GLWB Payment Start Date if there is only one Covered
Person and there has not been a spousal continuation. The added Covered Person must meet eligibility requirements under the Contract. Requests to add a Covered Person must be received at least one
Business Day prior to the desired GLWB Payment Start Date. If a Covered Person is added, the GLWB
Payment will be determined using the new Covered Persons and could delay the earliest date that GLWB
Payments can start if the new Covered Person is younger than 50.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary, we will remove that person from the Contract, and they will no longer be a Covered Person. Once we remove a Covered
Person, the Covered Person cannot be reinstated (unless, the Covered Person is added in accordance with the above). If at any time joint Covered Persons are no longer Spouses, you must send us notice of the divorce by Authorized Request. Upon receiving such notice, we will remove one former Spouse from the Contract as a Covered Person as indicated by the divorce or settlement decree, as applicable. If the
Contract Owner is not a natural person, the Annuitant is the Covered Person.
If a Covered Person is removed and there is a remaining Covered Person, the following will occur:
•If the Covered Person was removed before the GLWB Payment Start Date, joint GLWB Payments will not be available.
•If joint GLWB Payments have already started, we will continue to pay joint GLWB Payments to the
Owner as long as the remaining Covered Person is living.
If a Covered Person is removed and there is no Covered Person remaining, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
GLWB Payments
The GLWB Payment is the guaranteed lifetime withdrawal amount. The annual GLWB Payment is equal to the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB Benefit Base and therefore the GLWB Payment is recalculated on each Contract Anniversary and on any date an Excess Withdrawal is taken. The GLWB Payment will only decrease if you take an Excess Withdrawal.
Beginning May 25, 2024, GLWB Payments can begin on the 50th birthday of the youngest Covered
Person or two Business Days after the Contract Issue Date, whichever is later. You may take the full
GLWB Payment or partial GLWB Payment amount through the systematic withdrawal program. If you take less than the GLWB Payment, the remaining GLWB Payment not taken will not carry over to future years.
(Before May 25, 2024, the GLWB Payment Start Date had to be a Contract Anniversary, and the full
GLWB Payment was required to be taken each year after the GLWB Payment Start Date.)
Requests to start receiving the GLWB Payment must be received at least one Business Day prior to the desired GLWB Payment Start Date. The GLWB Payment is calculated on the GLWB Payment Start Date.
The GLWB Payment equals the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB
Percentage is a combination of the Base Withdrawal Percentage and the Annual Increase Percentage,
both determined based on the Age of the Younger Covered Person as of the Contract Issue Date. The
GLWB Benefit Base is initially equal to the Purchase Payment but will be reset on each Contract
Anniversary to equal the current Contract Value if the current Contract Value is greater than the GLWB
Benefit Base and will be reduced by Excess Withdrawals.
The Owner elects how to receive the GLWB Payments, either as monthly, quarterly, semi-annual, or annual payments. If the scheduled payment date does not fall on a Business Day, we will make the payment on the next Business Day.
GLWB Payments continue during the life of the Covered Person(s) unless the Guaranteed Lifetime
Withdrawal Benefit is terminated. Under the single life option, GLWB Payments will cease on the date of death of the Covered Person. Under the joint life option, GLWB Payments will continue until the date of death of the second Covered Person if the surviving Spouse continues the Contract upon the death of
Owner. We may require proof that the Covered Person(s) is living upon the date of any GLWB Payment while the Guaranteed Lifetime Withdrawal Benefit is in effect. If you do not begin GLWB Payments before all Covered Person(s) die or are removed from the Contract, the Guaranteed Lifetime
Withdrawal Benefit terminates, and you will not receive any GLWB Payments.
GLWB Percentage: The GLWB Percentage is determined on the GLWB Payment Start Date and will not change. It is calculated using the following formula:
GLWB Percentage = B + I x Y, where
B= The Base Withdrawal Percentage.
I = The Annual Increase Percentage.
Y = The number of whole Contract Years from the Contract Issue Date until the GLWB Payment
Start Date, subject to the maximum of 10 years.
The Base Withdrawal Percentage and Annual Increase Percentage are determined based on your election of single life or joint life option rates using the Age of the younger Covered Person(s) as of the
Contract Issue Date.
We establish the Base Withdrawal Percentage and Annual Increase Percentage on the Contract Issue
Date and will not change them for the life of the Contract. If a Covered Person is added, the GLWB
Withdrawal Percentage will be recalculated based on the GLWB Withdrawal Percentage joint option rates on the Contract Issue Date, using the younger Covered Person's Age on the Contract Issue Date.
The Base Withdrawal Percentages and Annual Increase Percentages effective for newly issued Contracts are set forth in a Rate Sheet Supplement to this Prospectus. You should not purchase a Contract without first obtaining the Rate Sheet Supplement applicable to your Contract Issue Date. Previous versions of the
Base Withdrawal Percentages and the Annual Increase Percentages are stated in Appendix C.
GLWB Benefit Base: The GLWB Benefit Base is initially equal to the Purchase Payment but will be reset each Contract Anniversary or on any day an Excess Withdrawal is taken. On each Contract Anniversary, unless the Guaranteed Lifetime Withdrawal Benefit is terminated, if the current Contract Value is greater than the current GLWB Benefit Base, the GLWB Benefit Base will be reset to equal the current Contract
Value. The GLWB Benefit Base is used only to determine the GLWB Payment and GLWB Rider Fee. The
GLWB Benefit Base is not available for surrender or withdrawal.
The GLWB Benefit Base will be impacted by Excess Withdrawals as described later in this section.
Example of the GLWB Payment Calculation:
Assume the following:
•There is one Covered Person.
•On the Contract Issue Date, the Covered Person is Age 55.
•The Base Withdrawal Percentage is equal to 5.0% for the single life option for a 55-year-old.
•The Annual Increase Percentage is 0.40% for the single life option for a 55-year-old.
•The GLWB Payment Start Date is on the 7th Contract Anniversary.
•The GLWB Benefit Base is $250,000.
The GLWB Percentage equals the Base Withdrawal Percentage of 5.0% plus the Annual Increase
Percentage of 0.40% multiplied by the number of completed Contract Years from the Contract Issue Date until the GLWB Payment Start Date, subject to the maximum of 10 years. The number of Completed
Contract Years is 7, which is less than the maximum of 10, so 7 will be used in the calculation. Therefore, the GLWB Percentage =5.0% + 0.40% x 7 = 7.8%.
The annual GLWB Payment is equal to the GLWB Percentage of 7.8% multiplied by the GLWB Benefit
Base of $250,000. Therefore, the annual GLWB Payment = 7.8% x $250,000 = $19,500.
Treatment of GLWB Payment Withdrawals
GLWB Payments are treated as a withdrawal from the Contract Value and are taken Pro Rata from the
Allocation Options at the time of the withdrawal. GLWB Payments reduce the Contract Value, the
Surrender Value, and the Death Benefit by the amount of the GLWB Payment on a dollar-for-dollar basis.
GLWB Payments do not reduce the GLWB Benefit Base.
While the Guaranteed Lifetime Withdrawal Benefit is in effect, the Contract will not terminate if a GLWB
Payment causes the Surrender Value to be less than $2,000.
GLWB Payments are not subject to Surrender Charge or Market Value Adjustment. The GLWB Payment
will count toward the Annual Free Withdrawal Amount. We deduct each GLWB Payment and any additional RMD payment Pro Rata from each Allocation Option.
If a GLWB Payment or investment performance causes the Contract Value to be zero, we will continue to pay the GLWB Payments until the death of all Covered Persons and the frequency of the GLWB
Payments will remain the same as what was previously elected. In that event, the Allocation Options will no longer be available for investment.
If the date of birth of the Covered Person(s) is misstated, the GLWB Payment will be adjusted based on the correct date of birth of the Covered Person(s). Any underpayment will be added to the next payment.
Any overpayment will be subtracted from future payments. No interest will be credited or charged to any underpayment or overpayment adjustments.
Impact of Excess Withdrawals on the GLWB Payment
An Excess Withdrawal is the portion of a withdrawal that, when added to other withdrawals during the current Contract Year, is greater than the total GLWB Payment for the current Contract Year. Excess
Withdrawals include withdrawals and RMDs prior to the GLWB Payment Start Date and deductions for any applicable Surrender Charge and Market Value Adjustment. Excess Withdrawals do not include amounts we withdraw for the GLWB Rider Fee. Excess Withdrawals will proportionally reduce the GLWB
Benefit Base, which is used to determine the GLWB Payment by the ratio of the Excess Withdrawal
(including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the Excess Withdrawal. These proportional reductions may be substantially more than the amount of the
Excess Withdrawal, and any resulting decreases to the GLWB Payment could be significant and could terminate the Contract.
Any portion of a withdrawal taken after the GLWB Payment Start Date that is not an Excess Withdrawal will be treated as a GLWB Payment. If a withdrawal is made after the GLWB Payment Start Date, the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the withdrawal when added to the amount of all withdrawals during the current Contract Year (including
GLWB Payments) is greater than the GLWB Payment for the current Contract Year, no further GLWB
Payments will be made during that Contract Year. Otherwise, the remaining GLWB Payment for the current Contract Year is equal to the GLWB Payment reduced by the amount of all withdrawals during the current Contract Year (including prior GLWB Payments).
If an Excess Withdrawal reduces the Surrender Value to less than $2,000, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
Examples of GLWB Benefit Base Calculation after an Excess Withdrawal:
Example 1. This example assumes the Contract Value is greater than the GLWB Benefit Base at the time of the withdrawal.
Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $110,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$110,000 = 0.136364
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.136364 x
$100,000 = $13,636.40
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 - $13,636.40 = $86,363.60. The new GLWB Payment would be GLWB Benefit Base x GLWB Percentage = $86,363.60 x 5.00% = $4,318.18.
Example 2. This example assumes the Contract Value is less than the GLWB Benefit Base at the time of the withdrawal.
Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $60,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$60,000= 0.25
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.25 x
$100,000 = $25,000.
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 – 25,000 = $75,000. The new GLWB Payment would be
GLWB Benefit Base x GLWB Percentage = $75,000 x 5.00% = $3,750.
As illustrated in Example 2, the GLWB Benefit Base calculation may result in a reduction in the GLWB
Benefit Base that is significantly larger than the withdrawal amount.
Required Minimum Distribution Withdrawals
If the Contract is an Individual Retirement Annuity (IRA), GLWB Payments may be used to satisfy your
Required Minimum Distribution (RMD) requirements. A withdrawal taken to satisfy RMD requirements prior to the GLWB Payment Start Date will be treated as an Excess Withdrawal and will reduce the
GLWB Benefit Base and GLWB Payment and could terminate the Contract. You should not begin
RMDs before the GLWB Payment Start Date. If an Excess Withdrawal is taken, any further RMDs taken during the Contract Year will be treated as Excess Withdrawals.
If the RMD associated with the Contract exceeds the GLWB Payment, and you increase the GLWB
Payment to meet your RMD requirements, the additional funds withdrawn to satisfy RMD requirements after the GLWB Payment Start Date will not be treated as an Excess Withdrawal and Surrender Charges and Market Value Adjustments will not apply. The additional funds taken to satisfy an RMD requirement will not reduce the GLWB Benefit Base or future GLWB Payments.
The RMD requirement for the Contract is calculated by the Company based on the calendar year taken.
The portion of the withdrawal that is treated as an RMD may not be greater than the RMD of the current calendar year less any amount previously withdrawn. For calendar years after the Contract Value is reduced to zero, the GLWB Payments will be treated as the RMD payments with respect to the Contract.
Spousal Continuation of the Guaranteed Lifetime Withdrawal Benefit
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. If the
Spouse elects to continue the Contract as the new Owner, the Guaranteed Lifetime Withdrawal Benefit
will remain in effect if the surviving Spouse is a Covered Person. If this condition is not met, the
Guaranteed Lifetime Withdrawal Benefit will terminate, and we will no longer assess the GLWB Rider Fee.
If the surviving Spouse elects to continue the Contract and the Guaranteed Lifetime Withdrawal Benefit
remains in effect, the following will occur:
•If the spousal continuation election is before the GLWB Payment Start Date, joint GLWB
Payments will not be available to the surviving Spouse.
•If the spousal continuation election is after the GLWB Payment Start Date, we will continue to pay joint GLWB Payments to the surviving Spouse as long as the surviving Spouse is living.
Spousal continuation of a Contract does not impact the GLWB Benefit Base or potential annual GLWB
Benefit Base increases on future Contract Anniversaries.

Fees and Costs of Benefit [Text Block]	GLWB Rider Fee
We deduct a GLWB Rider Fee Pro Rata from the Contract Value in all Allocation Options on each
Contract Anniversary. Detailed information about the GLWB Rider Fee is provided under Charges and
Adjustments - GLWB Rider Fee.
Termination of the Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit will terminate and all rights under the Guaranteed Lifetime
Withdrawal Benefit will terminate on the date any of the following occur:
•The death of all Covered Persons;
•Payment of a Death Benefit;
•All Covered Persons are removed from the Contract;
•The Contract is surrendered or otherwise terminated; or
•The Contract Value is applied to an Income Payout Option.
On the date the Guaranteed Lifetime Withdrawal Benefit terminates we will deduct any GLWB Rider Fee that was accrued but not yet deducted as the final GLWB Rider Fee.

Systematic Withdrawals Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Provide payments on a schedule as set up by you.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Benefits Description [Table Text Block]	Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described above. The systematic withdrawal program is available to you at any time for no additional charge. There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may cease offering this program or change the administrative rules related to the program on a non-discriminatory basis.
Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution;
•Total systematic withdrawals for the Contract Year equal to your annual GLWB Payment;
•As Substantially Equal Periodic Payments under Sections 72(t) and 72(q) of the Internal Revenue
Code (IRC), as described below;
•Beginning May 25, 2024, total systematic withdrawals for the Contract Year equal to a specified dollar amount that is less than your annual GLWB Payment; or
•Prior to the GLWB Payment Start Date, as a specified dollar amount.
Systematic withdrawals will be deducted on a Pro Rata basis from all your Allocation Options.
All systematic withdrawals before the GLWB Payment Start Date – including systematic withdrawals for required minimum distributions or for substantially equal periodic payments – are
Excess Withdrawals subject to Surrender Charge and Market Value Adjustment and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
However, as with other partial withdrawals, systematic withdrawals are not subject to the Surrender
Charge or Market Value Adjustment if, when added to total other withdrawals for the Contract Year, they do not exceed the Annual Free Withdrawal Amount or are for GLWB Payments and RMDs taken after the
GLWB Payment Start Date. If a partial withdrawal is made after the GLWB Payment Start Date and total withdrawals in the Contract Year do not exceed the GLWB Payment, it will be treated as a GLWB
Payment and the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the partial withdrawal causes the remaining systematic withdrawals to be less than the $100 minimum partial withdrawal amount, we will attempt to contact you or your financial professional to discuss your options. GLWB Payments are treated as partial withdrawals and will reduce the remaining
GLWB Payment available in the Contract Year and the Death Benefit by the amount of the GLWB
Payment.
Systematic withdrawals for the Contract Year taken after the GLWB Payment Start Date cannot be more than the annual GLWB Payment. If a partial withdrawal causes total withdrawals in a Contract Year to exceed the GLWB Payment, the portion of the partial withdrawal that exceeds the GLWB
Payment will be treated as an Excess Withdrawal and no further GLWB Payments will be made in that Contract Year.
Systematic withdrawals (including beginning May 25, 2024, GLWB Payment systematic withdrawals) can be terminated by Authorized Request or will terminate when the Guaranteed Lifetime Withdrawal Benefit
Rider terminates. (Before May 25, 2024, GLWB Payment systematic withdrawals could not be terminated.)
Required Minimum Distributions. If your Required Minimum Distribution is greater than the GLWB
Payment, you can elect by Authorized Request to withdraw an amount equal to the Required Minimum
Distribution after the GLWB Payment Start Date. Such a withdrawal will not be treated as an Excess
Withdrawal, Surrender Charges and Market Value Adjustments will not apply, and the additional withdrawal taken to satisfy the Required Minimum Distribution will not reduce the GLWB Benefit Base or future GLWB Payments. Because Required Minimum Distributions are calculated based on a calendar year and GLWB Payments are based on a Contract Year, if your Required Minimum Distributions is more than the sum of the GLWB Payments and other withdrawals taken during the calendar year and you elect to take an additional withdrawal that is greater than your GLWB Payment to equal the Required Minimum
Distribution, the additional withdrawal will be processed in December to ensure the calendar year
Required Minimum Distribution is satisfied and GLWB Payments for the remainder of the Contract Year will be adjusted. This election will continue each year unless it is discontinued by Authorized Request.
Substantially Equal Periodic Payments. If your annuity Contract is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the IRC,
Section 72(t) of the Internal Revenue Code (IRC) may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Contracts issued as Non-Qualified Annuities, the IRC may provide a similar exception from penalty under Section 72(q) of the IRC.
•You cannot take any withdrawals from the annuity other than the substantially equal periodic payments.
•Changes due to investment experience do not affect the prohibition against taking distributions in additional to the annual substantially equal periodic payment.
•No more than one substantially equal periodic payment series may be in effect for any year.
Substantially Equal Periodic Payments under Sections 72(t) and 72(q) may be subject to a Surrender
Charge and Market Value Adjustment. To request systematic withdrawals that comply with Sections 72(t)
or 72(q), you must provide us with certain required information in writing on a form acceptable to us.
There is no minimum Surrender Value we require to allow you to begin substantially equal periodic payments under Sections 72(t) or 72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually, or annually. However, if treated as Excess
Withdrawals, payments under this program are subject to the minimum Surrender Value described above.
Substantially equal periodic payments must not be modified before the date that is the later of the fifth anniversary of the date of the first payment and the date the contract owner reaches age 59½. If there are modifications to the series of payments before that date, an additional recapture tax applies. If you begin receiving GLWB Payments during this time, the withdrawals may be viewed as a modification. Please consult your personal tax advisor.
If you receive substantially equal periodic payments before the GLWB Payment Start Date or after the GLWB Payment Start Date that exceed your GLWB payment amount, such payments would be considered Excess Withdrawals and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal.
You may also annuitize your Contract and begin receiving payments for the remainder of your life or life expectancy as a means of receiving income payments before age 59½ that are not subject to the 10%
additional tax.

Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described above. The systematic withdrawal program is available to you at any time for no additional charge. There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may cease offering this program or change the administrative rules related to the program on a non-discriminatory basis.
Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution;
•Total systematic withdrawals for the Contract Year equal to your annual GLWB Payment;
•As Substantially Equal Periodic Payments under Sections 72(t) and 72(q) of the Internal Revenue
Code (IRC), as described below;
•Beginning May 25, 2024, total systematic withdrawals for the Contract Year equal to a specified dollar amount that is less than your annual GLWB Payment; or
•Prior to the GLWB Payment Start Date, as a specified dollar amount.
Systematic withdrawals will be deducted on a Pro Rata basis from all your Allocation Options.
All systematic withdrawals before the GLWB Payment Start Date – including systematic withdrawals for required minimum distributions or for substantially equal periodic payments – are
Excess Withdrawals subject to Surrender Charge and Market Value Adjustment and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
However, as with other partial withdrawals, systematic withdrawals are not subject to the Surrender
Charge or Market Value Adjustment if, when added to total other withdrawals for the Contract Year, they do not exceed the Annual Free Withdrawal Amount or are for GLWB Payments and RMDs taken after the
GLWB Payment Start Date. If a partial withdrawal is made after the GLWB Payment Start Date and total withdrawals in the Contract Year do not exceed the GLWB Payment, it will be treated as a GLWB
Payment and the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the partial withdrawal causes the remaining systematic withdrawals to be less than the $100 minimum partial withdrawal amount, we will attempt to contact you or your financial professional to discuss your options. GLWB Payments are treated as partial withdrawals and will reduce the remaining
GLWB Payment available in the Contract Year and the Death Benefit by the amount of the GLWB
Payment.
Systematic withdrawals for the Contract Year taken after the GLWB Payment Start Date cannot be more than the annual GLWB Payment. If a partial withdrawal causes total withdrawals in a Contract Year to exceed the GLWB Payment, the portion of the partial withdrawal that exceeds the GLWB
Payment will be treated as an Excess Withdrawal and no further GLWB Payments will be made in that Contract Year.
Systematic withdrawals (including beginning May 25, 2024, GLWB Payment systematic withdrawals) can be terminated by Authorized Request or will terminate when the Guaranteed Lifetime Withdrawal Benefit
Rider terminates. (Before May 25, 2024, GLWB Payment systematic withdrawals could not be terminated.)

Calculation Method of Benefit [Text Block]	Required Minimum Distributions. If your Required Minimum Distribution is greater than the GLWB
Payment, you can elect by Authorized Request to withdraw an amount equal to the Required Minimum
Distribution after the GLWB Payment Start Date. Such a withdrawal will not be treated as an Excess
Withdrawal, Surrender Charges and Market Value Adjustments will not apply, and the additional withdrawal taken to satisfy the Required Minimum Distribution will not reduce the GLWB Benefit Base or future GLWB Payments. Because Required Minimum Distributions are calculated based on a calendar year and GLWB Payments are based on a Contract Year, if your Required Minimum Distributions is more than the sum of the GLWB Payments and other withdrawals taken during the calendar year and you elect to take an additional withdrawal that is greater than your GLWB Payment to equal the Required Minimum
Distribution, the additional withdrawal will be processed in December to ensure the calendar year
Required Minimum Distribution is satisfied and GLWB Payments for the remainder of the Contract Year will be adjusted. This election will continue each year unless it is discontinued by Authorized Request.
Substantially Equal Periodic Payments. If your annuity Contract is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the IRC,
Section 72(t) of the Internal Revenue Code (IRC) may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Contracts issued as Non-Qualified Annuities, the IRC may provide a similar exception from penalty under Section 72(q) of the IRC.
•You cannot take any withdrawals from the annuity other than the substantially equal periodic payments.
•Changes due to investment experience do not affect the prohibition against taking distributions in additional to the annual substantially equal periodic payment.
•No more than one substantially equal periodic payment series may be in effect for any year.
Substantially Equal Periodic Payments under Sections 72(t) and 72(q) may be subject to a Surrender
Charge and Market Value Adjustment. To request systematic withdrawals that comply with Sections 72(t)
or 72(q), you must provide us with certain required information in writing on a form acceptable to us.
There is no minimum Surrender Value we require to allow you to begin substantially equal periodic payments under Sections 72(t) or 72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually, or annually. However, if treated as Excess
Withdrawals, payments under this program are subject to the minimum Surrender Value described above.
Substantially equal periodic payments must not be modified before the date that is the later of the fifth anniversary of the date of the first payment and the date the contract owner reaches age 59½. If there are modifications to the series of payments before that date, an additional recapture tax applies. If you begin receiving GLWB Payments during this time, the withdrawals may be viewed as a modification. Please consult your personal tax advisor.
If you receive substantially equal periodic payments before the GLWB Payment Start Date or after the GLWB Payment Start Date that exceed your GLWB payment amount, such payments would be considered Excess Withdrawals and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal.
You may also annuitize your Contract and begin receiving payments for the remainder of your life or life expectancy as a means of receiving income payments before age 59½ that are not subject to the 10%
additional tax.

Contract Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Fee
The annual Contract Fee percentage is 0.75%. We assess the Contract Fee against Contract Value held in the Risk Control Accounts to compensate us for the expenses, mortality risk and expense risk assumed by us.
The Contract Fee is equal on an annual basis to the annual Contract Fee percentage multiplied by the
Accumulation Credit Factor for each Risk Control Account at the start of the Contract Year. The Contract
Fee reduces the Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the amount of interest credited, if any, to Contract Value in the Risk Control Accounts.
We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.

Contract Adjustment, Maximum Potential Loss [Percent]	0.75%
Contract Adjustment, Applicable Period [Text Block]	The annual Contract Fee
Contract Adjustment, Applicable Transaction [Text Block]	We assess the Contract Fee against Contract Value held in the Risk Control Accounts
Contract Adjustment, Waiver Circumstances [Text Block]	We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.
Contract Adjustment, Manner Determined [Text Block]	The Contract Fee is equal on an annual basis to the annual Contract Fee percentage multiplied by the Accumulation Credit Factor for each Risk Control Account at the start of the Contract Year.
Contract Adjustment, Effect on Value and Benefits [Text Block]	The Contract
Fee reduces the Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the amount of interest credited, if any, to Contract Value in the Risk Control Accounts.

Contract Adjustment, Purpose [Text Block]	We assess the Contract Fee against Contract Value held in the Risk Control Accounts to compensate us for the expenses, mortality risk and expense risk assumed by us.
GLWB Rider Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	GLWB Rider Fee
The GLWB Rider Fee is equal on an annual basis to the GLWB Rider Fee percentage multiplied by the average daily value of the GLWB Benefit Base for the prior Contract Year. The GLWB Rider Fee will be deducted Pro Rata from the Contract Value in all Allocation Options on the Contract Anniversary. The
GLWB Rider Fee will be deducted prior to any other transactions on the Contract Anniversary. We will not assess the GLWB Rider Fee if the Guaranteed Lifetime Withdrawal Benefit terminates. No Surrender
Charge or Market Value Adjustment will be applied as a result of the deduction of the GLWB Rider Fee.

GLWB Rider Fee (as a percentage of the average daily GLWB Benefit base for the prior Contract Year)
For Contracts issued after February 10, 2021	1.00%
For Contracts issued from April 26, 2020 to February 10, 2021	0.75%
For Contracts issued from August 19, 2019 to April 25, 2020	0.50%
The average daily value of the GLWB Benefit Base will equal the GLWB Benefit Base as of the start of the
Contract Year unless an Excess Withdrawal is taken. Because Excess Withdrawals reduce the GLWB
Benefit Base, the reduced GLWB Benefit Base will be used in the average daily value calculation in the event of an Excess Withdrawal. In that case, the average daily value of the GLWB Benefit Base will equal to the sum of each GLWB Benefit Base for the prior Contract Year multiplied by the number of days it applied and divided by the number of days in the Contract Year.
The GLWB Rider Fee will terminate on the earliest of:
•The date the Contract Value is equal to zero; and
•The date the Guaranteed Lifetime Withdrawal Benefit terminates.
The portion of the GLWB Rider Fee that is accrued but not yet deducted will be deducted upon surrender and termination of the Guaranteed Lifetime Withdrawal Benefit.
The GLWB Rider Fee is assessed even if GLWB Payments are never made.

Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	The GLWB Rider Fee is equal on an annual basis to the GLWB Rider Fee percentage multiplied by the average daily value of the GLWB Benefit Base for the prior Contract Year. The GLWB Rider Fee will be deducted Pro Rata from the Contract Value in all Allocation Options on the Contract Anniversary.
Contract Adjustment, Applicable Transaction [Text Block]	The GLWB Rider Fee will be deducted prior to any other transactions on the Contract Anniversary.
Contract Adjustment, Waiver Circumstances [Text Block]	We will not assess the GLWB Rider Fee if the Guaranteed Lifetime Withdrawal Benefit terminates
Contract Adjustment, Manner Determined [Text Block]	The average daily value of the GLWB Benefit Base will equal the GLWB Benefit Base as of the start of the
Contract Year unless an Excess Withdrawal is taken. Because Excess Withdrawals reduce the GLWB
Benefit Base, the reduced GLWB Benefit Base will be used in the average daily value calculation in the event of an Excess Withdrawal. In that case, the average daily value of the GLWB Benefit Base will equal to the sum of each GLWB Benefit Base for the prior Contract Year multiplied by the number of days it applied and divided by the number of days in the Contract Year.

Contract Adjustment, Relationship to Other Charges [Text Block]	The GLWB Rider Fee is assessed even if GLWB Payments are never made.
GLWB Rider Fee [Member] | Previously Offered [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	75.00%
GLWB Rider Fee [Member] | Previously Offered 2 [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	50.00%
Surrender Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.

	Contracts Issued before May 25, 2024	Contracts Issued on or after May 25, 2024
Contract Year	Surrender Charge Percentage	Surrender Charge Percentage
1	9%	8%
2	9%	8%
3	8%	8%
4	7%	7%
5	6%	6%
6	5%	5%
7+	0%	0%
The Surrender Charge is assessed before calculation of the Market Value Adjustment. For an example of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Required Minimum Distributions (“RMDs”) under the Internal Revenue Code that are withdrawn under the automatic withdrawal program provided by the Company;
•Your Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn on or after the sixth Contract Anniversary;
•Contract Value applied to an Income Payout Option;
•GLWB Payments;
•Withdrawals taken under the Bailout Provision; and
•Transfers and allocation changes as part of automatic rebalancing.
We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge or assess a Market Value
Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the
Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge or apply a Market Value Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of
12 months or less due to illness or accident. As proof, we require a determination of the Terminal
Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix B for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value
Adjustment may apply, and you still may be required to pay taxes on the amount withdrawn. You should consult a tax advisor to determine the effect of a partial withdrawal on your taxes.
Surrender Charges offset promotion, distribution expenses, and investment risks borne by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.

Contract Adjustment, Applicable Period [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Applicable Transaction [Text Block]	we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Waiver Circumstances [Text Block]	We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge or assess a Market Value
Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the
Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge or apply a Market Value Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of
12 months or less due to illness or accident. As proof, we require a determination of the Terminal
Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.

Contract Adjustment, Manner Determined [Text Block]	The Surrender Charge is assessed before calculation of the Market Value Adjustment. For an example of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Required Minimum Distributions (“RMDs”) under the Internal Revenue Code that are withdrawn under the automatic withdrawal program provided by the Company;
•Your Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn on or after the sixth Contract Anniversary;
•Contract Value applied to an Income Payout Option;
•GLWB Payments;
•Withdrawals taken under the Bailout Provision; and
•Transfers and allocation changes as part of automatic rebalancing.

Contract Adjustment, Effect on Value and Benefits [Text Block]	The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix B for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value
Adjustment may apply, and you still may be required to pay taxes on the amount withdrawn. You should consult a tax advisor to determine the effect of a partial withdrawal on your taxes.

Contract Adjustment, Relationship to Other Charges [Text Block]	Surrender Charges offset promotion, distribution expenses, and investment risks borne by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.

Market Value Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustment
The Market Value Adjustment is a positive or negative adjustment that may be made to the amount you receive if you surrender the Contract or take Excess Withdrawals from the Risk Control Accounts or
Declared Rate Account during the Accumulation Period on any date other than each sixth Contract
Anniversary. In general, if interest rate levels have increased at the time of surrender or partial withdrawal over their levels at the last Contract Anniversary, the Market Value Adjustment will be negative.
Conversely, in general, if interest rate levels have decreased at the time of surrender or partial withdrawal over their levels at the last Contract Anniversary, the Market Value Adjustment will be positive.
The Market Value Adjustment is calculated separately for withdrawals from each Allocation Option. The relevant period for calculating the Market Value Adjustment is each rolling six-year term beginning on the
Contract Issue Date and resetting every sixth Contract Anniversary, even after the first six Contract Years.
This means it applies for the initial six-year term, is zero on the sixth Contract Anniversary, and restarts for any subsequent six-year term.
You may obtain information about your Contract Value, including any applicable Market Value Adjustment, by calling us. Contract Values are calculated at the end of each Business Day and therefore fluctuate daily. As a result, the Contract Value may be higher or lower at the time a requested transaction is completed than it was when you requested information.
A negative Market Value Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender. In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses related to changes in the value of the fixed income investments and other investments we use to back the guarantees under your Contract from the first day of each six-year term to the time of a surrender or partial withdrawal if we have to sell those investments early to pay the surrender or partial withdrawal.
Application and Waiver. We will increase the amount you will be paid from a partial withdrawal by the amount of any positive Market Value Adjustment, and in the case of a surrender of the Contract, we will increase your Surrender Value by the amount of any positive Market Value Adjustment. Conversely, we will decrease the amount you will be paid from a partial withdrawal by the amount of any negative Market
Value Adjustment, and in the case of a surrender of the Contract, we will decrease your Surrender Value by the amount of any negative Market Value Adjustment.
The following transactions and withdrawals are not subject to a Market Value Adjustment:
•Surrenders or withdrawals under the Nursing Home or Hospital waiver or Terminal Illness withdrawal waiver;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Withdrawals taken on each sixth Contract Anniversary;
•Death Benefit proceeds;
•GLWB Payments;
•Contract Value applied to an Income Payout Option;
•Transfers and allocation changes as part of automatic rebalancing;
•Withdrawals made under the Bailout Provision; or
•Amounts withdrawn for the Contract Fee.
No Market Value Adjustment will apply after the end of the Accumulation Period because no withdrawals or surrenders can be taken once income payments begin.
Market Value Adjustment Calculation. The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the six-year term beginning on the first day of the six-year term and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the last day of the six-year term. The Constant
Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofAML Index 1-10
Year U.S. Corporate Constrained Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the first day of the six-
year term and the effective yield of the ICE BofAML Index at the time of surrender or partial withdrawal.
The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have.
For information about the Market Value Adjustment Formula and examples of how we calculate Market
Value Adjustments, see the Statement of Additional Information.

Contract Adjustment, Maximum Potential Loss [Percent]	90.00%
Contract Adjustment, Applicable Period [Text Block]	The
relevant period for calculating the Market Value Adjustment is each rolling six-year term beginning on the
Contract Issue Date and resetting every sixth Contract Anniversary, even after the first six Contract Years.
This means it applies for the initial six-year term, is zero on the sixth Contract Anniversary, and restarts for any subsequent six-year term.

Contract Adjustment, Applicable Transaction [Text Block]	The Market Value Adjustment is a positive or negative adjustment that may be made to the amount you receive if you surrender the Contract or take Excess Withdrawals from the Risk Control Accounts or
Declared Rate Account during the Accumulation Period on any date other than each sixth Contract
Anniversary.
Contract Adjustment, Waiver Circumstances [Text Block]	The following transactions and withdrawals are not subject to a Market Value Adjustment:
•Surrenders or withdrawals under the Nursing Home or Hospital waiver or Terminal Illness withdrawal waiver;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Withdrawals taken on each sixth Contract Anniversary;
•Death Benefit proceeds;
•GLWB Payments;
•Contract Value applied to an Income Payout Option;
•Transfers and allocation changes as part of automatic rebalancing;
•Withdrawals made under the Bailout Provision; or
•Amounts withdrawn for the Contract Fee.
No Market Value Adjustment will apply after the end of the Accumulation Period because no withdrawals or surrenders can be taken once income payments begin.

Contract Adjustment, Manner Determined [Text Block]	Market Value Adjustment Calculation. The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the six-year term beginning on the first day of the six-year term and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the last day of the six-year term. The Constant
Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofAML Index 1-10
Year U.S. Corporate Constrained Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the first day of the six-
year term and the effective yield of the ICE BofAML Index at the time of surrender or partial withdrawal.
The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have.
Contract Adjustment, Effect on Value and Benefits [Text Block]	A negative Market Value Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender. In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
Contract Adjustment, Purpose [Text Block]	Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses related to changes in the value of the fixed income investments and other investments we use to back the guarantees under your Contract from the first day of each six-year term to the time of a surrender or partial withdrawal if we have to sell those investments early to pay the surrender or partial withdrawal.

Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.

Contract Adjustment, Maximum Potential Loss [Percent]	3.50%
Contract Adjustment, Applicable Transaction [Text Block]	However, premium taxes are not currently charged to Contract holders.
Contract Adjustment, Manner Determined [Text Block]	Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index(1)
Index-Linked Option Available, Type of Index	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
Russell 2000 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000 Price return Index(1)
Index-Linked Option Available, Type of Index	stock market index that measures the performance of the small-cap segment of the US equity universe
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
Russell 2000 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000 Price return Index(1)
Index-Linked Option Available, Type of Index	stock market index that measures the performance of the small-cap segment of the US equity universe
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small Cap Value Systematic Index(1)
Index-Linked Option Available, Type of Index	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small Cap Value Systematic Index(1)
Index-Linked Option Available, Type of Index	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Secure Account
Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Growth Account
Declared Rate Account, 6 years, 0.25% [Member] | Previously Offered [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Declared Rate Account
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	25.00%
Declared Rate Account, 6 years, 0.15% [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Declared Rate Account
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.

Key Information, Contract Adjustment Risk [Text Block]	Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.

Key Information, Default Reallocation Risk [Text Block]	During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	With respect to the Risk Control Accounts, the Cap will limit positive Index returns.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit 4% in interest at the end of that Contract Year.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	You may earn less than the Index performance as a result.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Floor will limit negative Index performance and thereby provide limited protection in the case of a market decline.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index performance is -25% and the Floor for the Growth Account is -10%, we will credit -10% at the end of the Contract Year.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity and Withdrawal Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The
Contract may not be appropriate for investors who plan to take Excess Withdrawals or surrender the Contract in the short-term.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap can be reduced to as little as 1%. If the Index performance  is greater than the applicable Cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Contract
Year.

Index Substitution Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. There is no
guarantee that any Allocation Option or Index will be available during the entire time you own your
Contract. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk
Control Account that is available to you. Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. You assume the risk that we may discontinue some or all of the other Risk Control Accounts, and the only remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
A Risk Control Account may also be discontinued before the end of an Interest Term if we do not provide a substitute Index and transfer your Risk Control Account Value to the S&P 500 Index Secure Account for
the remainder of the Interest Term, as described in “Risk Control Account Options – Allocation Option and
Index Changes.” The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the discontinued Risk Control Account at the end of the Interest
Term. If there is a delay between the date we remove the Index and the date we transfer value to another account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute the Index, and you do not wish to allocate your
Contract Value to the Allocation Options available under the Contract, you may surrender your Contract, but you may be subject to a Surrender Charge and Market Value Adjustment, which may result in a loss of principal and credited Index interest. A surrender of the Contract may also be subject to income taxes and a 10% additional tax.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	The Contract Fee, GLWB Rider Fee, Surrender Charge, Market Value Adjustment, and federal income taxes could significantly reduce the values under the Contract and the amount you receive from any withdrawals or a surrender, which may also be subject to additional taxes. Withdrawals will also reduce the GLWB Benefit Base, GLWB Payment, and Death Benefit, perhaps by significantly more than the amount of the withdrawal, and may terminate the Contract.
•Surrender Charge Risk: If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to 9% (up to 8% for Contracts
issued on or after May 25, 2024) of the amount being withdrawn that is in excess of the Annual
Free Withdrawal Amount.
•Market Value Adjustment Risk: During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative
Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. Please note that in certain interest rate environments, a negative Market Value
Adjustment could reduce the amount received to less than the protection provided by the Floor. It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment, regardless of the Allocation
Option to which you allocated Contract Value.
•Future Returns Risk:  Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
•Proportionate Calculation Risk:  Excess Withdrawals proportionally reduce the GLWB Benefit
Base, which is used to determine the GLWB Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB Payment and Death Benefit could be significant.
•Tax Risks:  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.

Index-Linked Option Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indexes are subject to the following specific risks:
•The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization
U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Russell 2000® Price Return Index is comprised of small-capitalization US companies.
Compared to large-capitalization companies, small-capitalization companies may be less stable
(or more volatile), less liquid, and more susceptible to adverse developments.
•The MSCI EAFE Price Return Index is designed to follow the performance of large- and mid-
capitalization companies across 21 developed markets around the world excluding the U.S. and
Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility;
changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in particular during an equity market rally that occurs immediately after a period of elevated volatility when the
Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value. If your Risk Control Account Value is allocated to the Growth Account, you assume the risk of negative Index performance (crediting negative Index interest) up to the -10% Floor, which means your
Risk Control Account Value allocated to the Growth Account could decline up to 10% each year due to negative Index performance. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.

S&P 500 Price Return Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization
U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Russell 2000 Price Return Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Russell 2000® Price Return Index is comprised of small-capitalization US companies.
Compared to large-capitalization companies, small-capitalization companies may be less stable
(or more volatile), less liquid, and more susceptible to adverse developments.

MSCI EAFE Price Return Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The MSCI EAFE Price Return Index is designed to follow the performance of large- and mid-
capitalization companies across 21 developed markets around the world excluding the U.S. and
Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility;
changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Barclays Risk Balanced Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in particular during an equity market rally that occurs immediately after a period of elevated volatility when the
Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Dimensional US Small Cap Value Systematic Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Guaranteed Lifetime Withdrawal Benefit Feature Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Guaranteed Lifetime Withdrawal Benefit Feature Risk. Excess Withdrawals could significantly reduce the Death Benefit, GLWB Benefit Base and GLWB Payments and could terminate the Contract.
Purchasers should consult with a financial representative to determine if the Guaranteed Lifetime
Withdrawal Benefit is suitable for them based upon their financial needs and risk tolerance.
You should carefully consider when to begin taking GLWB Payments. If GLWB Payments are elected earlier, the GLWB Percentage will be lower, resulting in lower GLWB Payments, and the Contract will have less time to accumulate value. However, earlier GLWB Payments could result in receiving payments for a longer period of time. If GLWB Payments are delayed, the GLWB Percentage may be higher, resulting in higher GLWB Payments, and the Contract will have more time to accumulate value, which could result in higher payments and might result in a higher Death Benefit.
GLWB Payments will reduce the Death Benefit, Surrender Value, Contract Value and the Annual Free
Withdrawal Amount by the amount of the GLWB Payment.
The GLWB Payment is taken out of the Owner’s Contract Value unless the Contract Value is reduced to zero. The probability of the Owner outliving their Contract Value and receiving the GLWB Payment from the Company’s general account may be minimal. The GLWB Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½. Any amounts paid by the Company in excess of the Contract Value are subject to the Company’s financial strength and claims paying ability.
The GLWB Rider Fee will be assessed whether or not the Owner receives GLWB Payments.

Contract Issue Date Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.

Business Disruption And Cyber-Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Floor Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.00%
Floor Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | Russell 2000 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | Russell 2000 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	0% Floor
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Floor
Cap Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | S&P 500 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | MSCI EAFE Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Russell 2000 Price Return Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Russell 2000 Price Return Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Dimensional US Small Cap Value Systematic Index, Stock Market Index, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Secure Account, 0% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates Between Equities And Fixed Income, 1 year, Growth Account, -10% Floor, 1% Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1% Cap
S&P 500 Price Return Index [Member]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500 Price Return Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
S&P 500 Price Return Index [Member] | Previously Offered [Member]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500 Price Return Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		11.00%	10.00%	15.00%	(22.00%)	14.00%	18.00%	24.00%	(12.00%)	13.00%	19.00%	(6.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(10.00%)	5.00%	5.00%	5.00%	(10.00%)	5.00%	(2.00%)	(3.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Russell 2000 Price Return Index [Member] | Previously Offered [Member]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Russell 2000 Price Return Index is a stock market index that measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000
Index representing approximately 7% of the total market capitalization of that index as of the date of this
Prospectus. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		28.00%	1.00%	15.00%	(17.00%)	9.00%	5.00%	18.00%	(16.00%)	22.00%	(2.00%)	(3.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(10.00%)	5.00%	5.00%	5.00%	(10.00%)	5.00%	(2.00%)	(3.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The MSCI EAFE Price Return Index is a stock market index which is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. As of the date of this
Prospectus, it captures large and mid-cap representation across 21 developed markets countries:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK.

MSCI EAFE Price Return Index [Member] | Previously Offered [Member]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The MSCI EAFE Price Return Index is a stock market index which is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. As of the date of this
Prospectus, it captures large and mid-cap representation across 21 developed markets countries:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK.

Dimensional US Small Cap Value Systematic Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		5.00%	6.00%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.

Barclays Risk Balanced Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		(2.00%)	2.00%	(5.00%)	(14.00%)
Annual Return, Example Capped and Buffered [Percent]		(2.00%)	2.00%	(5.00%)	(10.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.

S&P 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.00%	23.00%	24.00%	(19.00%)	27.00%	16.00%	29.00%	(6.00%)	19.00%	10.00%	(1.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(10.00%)	5.00%	5.00%	5.00%	(6.00%)	5.00%	5.00%	(1.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.